TEMPLETON CAPITAL ACCUMULATOR FUND

500 East Broward Blvd., Suite 1500

Fort Lauderdale, FL 33394-3091

VIA EDGAR

Michelle Roberts, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

October 22, 2010

Re:       Templeton Capital Accumulator Fund (the “Fund”)

N-8F Deregistration Application

(File Nos. 033-37338  and 811-06198

Dear Ms. Roberts:

On behalf of the above-referenced Fund, following are the responses to the Staff’s comments conveyed on August 24, 2010 with regard to the N-8F Deregistration Application, filed with the U.S. Securities and Exchange Commission (“SEC”) on August 11, 2010 pursuant to Section 8(f) of the Investment Company Act of 1940, as amended.  Each comment is summarized below, followed by the Fund’s response to the comment.

General Comments:

1.                  Comment:  Large gap between the date of Reorganization (May 20, 2005) and the date of the post effective amendment no. 1 to Form N-14 filing (July 2, 2010) of Templeton Growth Fund, Inc.

Response:  Our final filing was pending on the Opinion and Consent of Counsel supporting tax matters and consequence to Shareholder. Completion of the Opinion and Consent of Counsel, in turn, was delayed while various certifications were completed by Fund management.

2.                  Comment:  With respect to Item 18 of Form N-8F, the Fund states all of its assets were distributed to Fund shareholders, however, the final N-SAR filed on July 20, 2005, reflects net assets of $726,094.

Response:  The Fund filed an amended final N-SAR on October 1, 2010, showing zero assets, consistent with Item 18 on Form N-8F. All assets of the Fund were acquired by Templeton Growth Fund, Inc. in exchange for the Fund’s capital stock shares in accordance with the Agreement and Plan of Reorganization.

In connection with the Fund’s responses to the SEC Staff’s comments on the N-8f Deregistration Application, the Fund acknowledges that:  (i) the Fund is responsible for the adequacy of the disclosure in the Fund’s filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings; and (iii) the Fund may not assert Staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws of the United States.

Please do not hesitate to contact either the undersigned, at (954) 847-2285, or Kristin Ives, at (215) 564-8037, if you have any questions or wish to discuss any of the responses presented above.

Very truly yours,

/s ROBERT C. ROSSELOT

Robert C. Rosselot, Esq.

Secretary